Schedule of consolidated position of outstanding derivative transactions (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Feb. 10, 2022	Jan. 07, 2022	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Outstanding derivative financial instruments		R$ 750	R$ 2,000
Derivatives [member] | USD - BRL [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Notional value	US$ 50
Outstanding derivative financial instruments				R$ 57,000,000
Derivatives [member] | USD - BRL [member] | Twenty Twenty Three [Member]
IfrsStatementLineItems [Line Items]
Notional value	US$ 50
Outstanding derivative financial instruments	R$ (11,000,000)
Derivatives [member] | C R I B R L [Member] | Twenty Twenty Eight And Twenty Thirty One [Member]
IfrsStatementLineItems [Line Items]
Notional value	R$ 1,500
Outstanding derivative financial instruments	R$ 3,000,000
Derivatives [member] | Interest rate swaps registered at CETIP - Fixed x CDI [member] | 2027 [member]
IfrsStatementLineItems [Line Items]
Notional value	R$ 54
Outstanding derivative financial instruments	R$ 2,000,000			5,000,000
Derivatives [member] | Interest rate swaps registered at CETIP - Fixed rate x CDI [member] | 2027 [member]
IfrsStatementLineItems [Line Items]
Notional value	R$ 52
Outstanding derivative financial instruments	R$ 2,000,000			6,000,000
Derivatives [member] | Derivatives - Fair value hedge - Brazil [member]
IfrsStatementLineItems [Line Items]
Outstanding derivative financial instruments	R$ (4,000,000)			R$ 68,000,000